Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Feb 28, 2013
Registrant Name	FEDERATED TOTAL RETURN GOVERNMENT BOND FUND
Central Index Key	0000946868
Amendment Flag	false
Document Creation Date	Aug 19, 2013
Document Effective Date	Aug 19, 2013
Prospectus Date	Apr 30, 2013

Federated Total Return Government Bond Fund

INSTITUTIONAL SHARES (TICKER FTRGX)
SERVICE SHARES (TICKER FTGSX)

SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2013

Effective October 29, 2013:

1. Under the heading entitled "What are the Fund's Main Investment Strategies?," please delete the first paragraph and replace it with the following:

"The Fund's overall strategy is to invest in a portfolio consisting primarily of U.S. Treasury securities, U.S. government agency securities (including mortgage-backed securities issued by U.S. government agencies or instrumentalities) and related derivative contracts. The Fund buys and sells portfolio securities based primarily on its market outlook and analysis of how securities may perform under different market conditions. The Fund evaluates its investment strategy by comparing the performance and composition of the Fund's portfolio to the performance and composition of the Barclays Government Bond Index (BGB) (formerly, Barclays Capital Government Bond Index), an index composed of U.S. government and government agency securities with maturities of one year or more. Under normal market conditions, the Adviser currently limits the effective duration of the Fund's portfolio to within 40% of the effective duration of the Barclays Government Bond Index. At times, the Adviser's calculation of portfolio duration may result in variances outside this range. Duration is a measure of the price volatility of a fixed-income security as a result of changes in market rates of interest, based on the weighted average timing of the instrument's expected fixed interest and principal payments."

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED TOTAL RETURN GOVERNMENT BOND FUND
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Supplement [Text Block]	ftrgbf_SupplementTextBlock	Federated Total Return Government Bond Fund

INSTITUTIONAL SHARES (TICKER FTRGX)
SERVICE SHARES (TICKER FTGSX)

SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2013

Effective October 29, 2013:

1. Under the heading entitled "What are the Fund's Main Investment Strategies?," please delete the first paragraph and replace it with the following:

"The Fund's overall strategy is to invest in a portfolio consisting primarily of U.S. Treasury securities, U.S. government agency securities (including mortgage-backed securities issued by U.S. government agencies or instrumentalities) and related derivative contracts. The Fund buys and sells portfolio securities based primarily on its market outlook and analysis of how securities may perform under different market conditions. The Fund evaluates its investment strategy by comparing the performance and composition of the Fund's portfolio to the performance and composition of the Barclays Government Bond Index (BGB) (formerly, Barclays Capital Government Bond Index), an index composed of U.S. government and government agency securities with maturities of one year or more. Under normal market conditions, the Adviser currently limits the effective duration of the Fund's portfolio to within 40% of the effective duration of the Barclays Government Bond Index. At times, the Adviser's calculation of portfolio duration may result in variances outside this range. Duration is a measure of the price volatility of a fixed-income security as a result of changes in market rates of interest, based on the weighted average timing of the instrument's expected fixed interest and principal payments."
FEDERATED TOTAL RETURN GOVERNMENT BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ftrgbf_SupplementTextBlock	Federated Total Return Government Bond Fund

INSTITUTIONAL SHARES (TICKER FTRGX)
SERVICE SHARES (TICKER FTGSX)

SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2013

Effective October 29, 2013:

1. Under the heading entitled "What are the Fund's Main Investment Strategies?," please delete the first paragraph and replace it with the following:

"The Fund's overall strategy is to invest in a portfolio consisting primarily of U.S. Treasury securities, U.S. government agency securities (including mortgage-backed securities issued by U.S. government agencies or instrumentalities) and related derivative contracts. The Fund buys and sells portfolio securities based primarily on its market outlook and analysis of how securities may perform under different market conditions. The Fund evaluates its investment strategy by comparing the performance and composition of the Fund's portfolio to the performance and composition of the Barclays Government Bond Index (BGB) (formerly, Barclays Capital Government Bond Index), an index composed of U.S. government and government agency securities with maturities of one year or more. Under normal market conditions, the Adviser currently limits the effective duration of the Fund's portfolio to within 40% of the effective duration of the Barclays Government Bond Index. At times, the Adviser's calculation of portfolio duration may result in variances outside this range. Duration is a measure of the price volatility of a fixed-income security as a result of changes in market rates of interest, based on the weighted average timing of the instrument's expected fixed interest and principal payments."

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED TOTAL RETURN GOVERNMENT BOND FUND
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Document Creation Date	dei_DocumentCreationDate	Aug 19, 2013